Investment Strategy	Sep. 30, 2025
Investor A, C, Institutional and Class R | BlackRock High Yield Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The High Yield Fund invests primarily in non‑investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. High yield investments include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities. Such high yield investments acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. The High Yield Fund may also invest in other investment companies, including affiliated investment companies such as affiliated exchange-traded funds, to gain exposure to such high yield investments. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. The High Yield Fund may invest up to 30% of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non‑dollar denominated bonds may be on a currency hedged or unhedged basis. The High Yield Fund may also invest in convertible and preferred securities.
The High Yield Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.
The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The High Yield Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Investor A, C, Institutional and Class R | BlackRock Low Duration Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Low Duration Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0 and 3 years. With respect to the Low Duration Fund’s investment objective, the Low Duration Fund’s benchmark is the ICE BofA 1-3 Year US Corporate & Government Index.
The Low Duration Fund normally invests at least 80% of its assets in debt securities. For the purposes of this strategy, such debt securities include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Low Duration Fund may invest up to 35% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). The Low Duration Fund may also invest up to 35% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Low Duration Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Low Duration Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.
The Low Duration Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Low Duration Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Low Duration Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Low Duration Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Investor A, C, Institutional and Class R | BlackRock Core Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Core Bond Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. As of December 31, 2025, the average duration of the benchmark, the Bloomberg U.S. Aggregate Bond Index, was 5.79 years, as calculated by BlackRock.
The Core Bond Fund may invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Core Bond Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars.
The Core Bond Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the Core Bond Fund’s management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.
The Core Bond Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Core Bond Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Core Bond Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Class K | BlackRock High Yield Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The High Yield Fund invests primarily in non‑investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. High yield investments include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities. Such high yield investments acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. The High Yield Fund may also invest in other investment companies, including affiliated investment companies such as affiliated exchange-traded funds, to gain exposure to such high yield investments. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. The High Yield Fund may invest up to 30% of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non‑dollar denominated bonds may be on a currency hedged or unhedged basis. The High Yield Fund may also invest in convertible and preferred securities.
The High Yield Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.
The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The High Yield Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Class K | BlackRock Low Duration Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Low Duration Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0 and 3 years. With respect to the Low Duration Fund’s investment objective, the Low Duration Fund’s benchmark is the ICE BofA 1-3 Year US Corporate & Government Index.
The Low Duration Fund normally invests at least 80% of its assets in debt securities. For the purposes of this strategy, such debt securities include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Low Duration Fund may invest up to 35% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). The Low Duration Fund may also invest up to 35% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Low Duration Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Low Duration Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.
The Low Duration Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Low Duration Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Low Duration Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Low Duration Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Class K | BlackRock Core Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Core Bond Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. As of December 31, 2025, the average duration of the benchmark, the Bloomberg U.S. Aggregate Bond Index, was 5.79 years, as calculated by BlackRock.
The Core Bond Fund may invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Core Bond Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars.
The Core Bond Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the Core Bond Fund’s management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.
The Core Bond Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Core Bond Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Core Bond Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Services | BlackRock High Yield Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The High Yield Fund invests primarily in non‑investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. High yield investments include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities. Such high yield investments acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. The High Yield Fund may also invest in other investment companies, including affiliated investment companies such as affiliated exchange-traded funds, to gain exposure to such high yield investments. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. The High Yield Fund may invest up to 30% of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non‑dollar denominated bonds may be on a currency hedged or unhedged basis. The High Yield Fund may also invest in convertible and preferred securities.
The High Yield Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.
The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The High Yield Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.